Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Outstanding Balances Between the Group and the Parent Company, Other Shareholders, Associates and Other Related Parties

The outstanding balances between the Group and the Parent company, other shareholders, associates and other related parties as of December 31, 2017 and 2016 are as follows:

	12.31.2017	12.31.2016
Related companies
InterCement Brasil S.A.
Loans (Investment)	—	124,767,892
Other receivables	—	41,737,180
Accounts payable	(2,722,388)	(172,153,538)
Camargo Correa S.A.
Other receivables	—	35,721,149
CCCimentos Participacoes LTDA
Other receivables	—	1,341,509
Other liabilities - Dividends payable	—	—
Cimpor Trading e Inversiones S.A.
Trade accounts receivables	5,838,363	26,240,458
Accounts payable	(194,808,865)	(377,295,476)
Cimpor Servicios de Apoio a Gestao S.A.
Trade accounts receivable	13,868,021	4,770,992
Accounts payable	(64,142,910)	—
Cimpor - Cimentos de Portugal, SGPS, S.A.
Accounts payable	—	(14,400,608)
Sacopor S.A.
Accounts payable	(14,154,182)	—

Summary of Balances of Related Party Transactions

Summary of balances as of December 31, 2017 and 2016 is as follows:

Loans (investment)	—	124,767,892
Trade accounts receivable	19,706,384	31,011,450
Other receivables	—	78,799,838
Accounts payable	(275,828,345)	(563,849,622)
Other liabilities — Dividends payable	—	—

Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties

The transactions between the Group and parent companies, associates and related parties as of December 31, 2017, 2016 and 2015 are detailed as follows:

	Interest and Exchange rate differences			Sale/(Purchase) of Goods and Services
	12.31.2017	12.31.2016	12.31.2015	12.31.2017	12.31.2016	12.31.2015
Associates
Yguazú Cementos S.A. (a)	—	3,505,877	4,704,537	—	4,025,439	9,320,974
Other related parties
InterCement Brasil S.A. (b) y (c)	1,234,479	103,468,732	149,368,918	(19,121,394)	(603,821,090)	—
Cimpor Trading e Inversiones S.A. (a)	(13,525,772)	(2,196,283)	—	(88,017,758)	(189,671,576)	(28,358,217)
Cimpor Serv. de Apoio a Gestao S.A.(a) y (d)	887,061	—	—	(56,189,502)	4,770,992	—
Sacopor S.A.(a)	(254,420)	—	—	(33,357,279)	—	—

(a)	Corresponds to the sale and purchase of goods and services and the difference in the exchange of balances in foreign currency if applicable.
(b)	Amounts under “Interest and Exchange rate differences” include: i) interest accrued on the loan granted to InterCement Brasil S.A. for u$s 26.8 million, which accrue an annual nominal rate of 3% maturing July 2017. On December 22, 2016, Loma Negra C.I.A.S.A. acquired 16.0017% of Yguazú Cementos S.A. from InterCement Brasil S.A. and settled an amount of 412,435,636 of the purchased price with the loan granted to said parent company. Interest accrued to that date were paid by InterCement Brasil S.A. pursuant to the agreement; ii) interest on another loan agreement for u$s 5 million, which accrue an annual nominal rate of 3.9% maturing in November 2016. On that date the parties agreed to compound the outstanding interest and set a new annual interest rate of 4.7%. On July 3, 2017 such amount was applied to paying off the outstanding liability related to the purchase of shares of stock in Yguazú Cementos S.A. as indicated above, and iii) financial results accrued in favor of InterCement Brasil S.A. by its guarantee on a loan of the Company until July 2016.
(c)	Includes 518,091,291 for the period ended in December 31, 2017 corresponding to the purchase of shares of Yguazú Cementos S.A. as described in note 16.
(d)	On July 21, 2017 Loma Negra C.I.A.S.A. accepted the offer letter received Cimpor Serv. de Apoio a Gestao S.A., for the transfer of technical know-how that includes access to procedures, rules, databases, systems, benchmarking programs, tools and best practices in relation to the production process, in order to obtain a better quality in the products. Loma Negra C.I.A.S.A. must pay a charge equivalent to 1% of the net sales of the Company for the services received. This agreement is valid for three years as of August 1, 2017 and it was registered with the National Institute of Intellectual Property (INPI). Services related to the agreement have been received since August 1, 2018.

Disclosure of Dividend

	Dividends approved
	12.31.2017	12.31.2016
InterCement Brasil S.A.	442,230,891	712,077,809
CCCimentos Participacoes Ltda.	—	80,497,006
Third parties	2,469,109	4,425,185

Total	444,700,000	797,000,000